Members' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Valuation Assumptions of Profit Interest Awards

The fair value of the profit interest awards is estimated using an option pricing model with the following assumptions:

	Three Months Ended March 31,
	2020	2019
Members’ equity value (in thousands)	$271,207	$197,041
Threshold amounts (in thousands)	$309,824	$143,800
Risk free rate	1.5%	1.5%
Volatility	75.0%	75.0%
Time to liquidity (in years)	1.1	1.3
Lack of marketability discount	26.5%	1.9%
Grant date fair value	$3.06	$1.88

The fair value of the profit interest awards is estimated using an option pricing model with the following assumptions:

	Year ended December 31,
	2018	2019
Members’ equity value (in thousands)	$113,100	$197,041 - $271,207
Threshold amounts (in thousands)	$134,000 - $143,800	$143,800 - $309,824
Risk free rate	2.8%	1.5%
Volatility	75.0%	75.0%
Time to liquidity (in years)	1.3	1.1 - 1.8
Lack of marketability discount	25.0%	18.8% - 26.4%
Grant date fair value	$1.85 - $2.01	$1.88 - $3.06

Schedule of Class B Incentive Units and Weighted Average Fair Value

The following table provides a summary of the Class B common unit activity under the Plan. The amounts include incentive units granted to both employees and non-employees:

	Number of Units	Weighted Average Fair Value
Outstanding at December 31, 2017	703,000	$1.47
Granted	947,166	$1.62
Forfeited	(37,855)	$1.47

Outstanding at December 31, 2018	1,612,311	$1.56
Granted	1,095,545	$2.73
Forfeited	(37,188)	$1.62

Outstanding at December 31, 2019	2,670,668	$2.04

Schedule of Share-based Compensation Expense

Total share-based compensation expense related to share based awards was comprised of the following (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development expense	$136	$66
General and administrative expense	193	63

Total share-based compensation expense	$329	$129

During 2018 and 2019, the share-based compensation expense included in the statement of operations was as follows:

	Year ended December 31,
	2018	2019
Research and development expense	$158	$339
General and administrative expense	150	278

Total share-based compensation expense	$308	$617